Current liabilities	3 Months Ended
Mar. 31, 2022
Current liabilities
Current liabilities

7. Current liabilities

The following table summarizes details of deferred income at March 31, 2022 and December 31, 2021. The nature of the deferred income relating to Eli Lilly and Yarrow is described in Note 11.

	March 31,	December 31,
	2022	2021

	2022	2021
	€ 1,000	€ 1,000

Eli Lilly up-front payment and premium on equity consideration	18,693	19,143
Yarrow up-front payment and premium on equity consideration	—	73
Foundation for Fighting Blindness grant	494	561
Horizon 2020 grant	20	25

Total deferred income	19,207	19,802
Current portion	(5,656)	(5,115)
	13,551	14,687

At March 31, 2022, other current liabilities amount to € 8,022,000 (December 31, 2021: € 10,760,000). At March 31, 2022 and December 31, 2021, other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.